September 24, 2014

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:   Post-Effective Amendment No. 81 to the Registration Statement Filed on Form N-1A under the Securities Act of 1933 (File Nos. 333-92106 and 811-21145)

Ladies and Gentlemen:

On behalf of our client, SPDR® Index Shares Funds (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, and under the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 81 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 81”). This filing is made pursuant to Rule 485(a)(2) under the Securities Act to register a new series of the Trust, the SPDR® MSCI [ACWI] Low Carbon [Target] ETF.

Notwithstanding the revised disclosure relating to this series, the Registration Statement is substantially similar to that in the Trust’s Post-Effective Amendment No. 57 (“PEA 57”), filed with the Commission on January 28, 2014. As counsel to the Trust, we hereby request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that Post-Effective Amendment No. 81 to the Trust’s Registration Statement receive selective review by the Commission and its staff because of its substantial similarity to PEA 57.

In addition, the Trust, on behalf of the Fund, and the Fund’s distributor will, under separate cover, be requesting acceleration of PEA No. 81.

Please contact me at (202) 373-6799 with your questions or comments.

Sincerely,

/s/ W. John McGuire

W. John McGuire